Intangible Assets and Goodwill (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Intangible Assets and Goodwill (Textual) [Abstract]
Carrying amount of goodwill	$ 35,631,000	$ 35,631,000
Intangible assets and goodwill (Additional Textual) [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	19.2	19.2
Amortization of Intangible Assets	9,100,000	9,100,000	9,100,000
Amortization expense of intangible assets, 2012	9,100,000
Amortization expense of intangible assets, 2013	9,100,000
Amortization expense of intangible assets, 2014	9,100,000
Amortization expense of intangible assets, 2015	9,100,000
Amortization expense of intangible assets, 2016	9,100,000
Liquefied Gas Segment [Member]
Intangible Assets and Goodwill (Textual) [Abstract]
Carrying amount of goodwill	35,631,000	35,631,000
Conventional Tanker Segment [Member]
Intangible Assets and Goodwill (Textual) [Abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0